ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities consist of the following:

	September 30, 2023	December 31, 2022
	$	$
Trade accounts payable	577,106	261,493
GST payable	29,392	51,400
	606,498	312,893